ACQUISITIONS (Acquisition of Chang'an Hospital, Pro Forma Data) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CAH [Member] USD ($)	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2011 CAH [Member] CNY	Dec. 31, 2010 CAH [Member] CNY	Dec. 31, 2012 CAH [Member] Healthcare Qualification [Member] USD ($)	Dec. 31, 2012 CAH [Member] Healthcare Qualification [Member] CNY	Dec. 31, 2012 CAH [Member] Oncology Operation License [Member] USD ($)	Dec. 31, 2012 CAH [Member] Oncology Operation License [Member] CNY	Dec. 31, 2012 Shaanxi Juntai Real Estate Co Ltd [Member] CNY
Business Acquisition [Line Items]
Acquired finite-lived intangible assets									$ 4,815	30,000	$ 1,605	10,000
Weighted average useful life of acquired intangible assets									10 years	10 years	7 years	7 years
Unrecognized tax position, loss incurred in previous years	494	3,076	10,921	91		174,576
Uncertain tax position, impact on taxes	4,963	30,922	4,756	(1,960)		43,644
Due to related parties - noncurrent	4,306	26,828											19,301
Net revenues					130,364	812,178	653,335	506,269
Net loss					18,796	117,104	(433,493)	67,520
Net revenue	106,314	662,349	450,125	389,524	197,309	31,670
Net income (loss)	$ 21,000	130,831	(215,003)	129,400	$ 12,522	2,010